Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Fortuneswell Corp
Entity Central Index Key	0001613394
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	false
Entity Ex Transition Period	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true